Shareholder Report, Holdings (Details) - PRUDENTIAL'S GIBRALTAR FUND, INC.	Dec. 31, 2025
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%